Brown Advisory Maryland Bond Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 98.1%
General Obligation Bonds - 19.2%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,925,055
6,000,000	Baltimore County Maryland	5.00%	03/01/2032	7,933,680
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	6,032,150
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,363,133
2,400,000	Maryland State	5.00%	08/01/2024	2,838,840
1,400,000	Maryland State	5.00%	08/01/2031	1,825,124
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,746,500
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,931,050
				33,595,532
Revenue Bonds - 78.9%
1,000,000	Austin, Texas	7.88%	09/01/2026	1,019,090
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,247,050
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,650,660
520,000	Baltimore, Maryland	5.00%	06/15/2030	582,020
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,128,200
670,000	Baltimore, Maryland	5.00%	06/15/2033	742,326
1,000,000	Baltimore, Maryland	4.00%	07/01/2034	1,195,180
1,600,000	Baltimore, Maryland	5.00%	07/01/2035	1,932,432
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	1,182,409
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,885,292
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,643,294
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,077,480
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,431,174
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,174,369
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,321,184
2,169,000	Frederick County Maryland	5.50%	07/01/2040	2,172,796
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,102,340
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,177,020
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,110,360
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,591,347
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,304,567
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,066,920
1,140,000	Maryland Community Development Administration Local Government Infrastructure	4.00%	06/01/2035	1,375,228
5,000,000	Maryland Economic Development Corp.	5.00%	06/01/2026	5,159,150
700,000	Maryland Economic Development Corp.	5.00%	06/01/2027	745,647
400,000	Maryland Economic Development Corp.	5.00%	07/01/2027	411,088
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	906,559
1,000,000	Maryland Economic Development Corp.#	0.14%	02/15/2043	1,000,000
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,396,950
830,000	Maryland Stadium Authority#	0.11%	03/01/2026	830,000
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,605,700
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,120,674
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,164,244
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	500,695
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	561,685
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	534,995
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,036,200
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,148,499
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,668,587
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,768,365
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,955,625
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	504,462
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,810,713
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,379,795
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	108,531
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,165,335
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	324,654
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,196,442
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	280,990
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,440,988
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,277,145
1,000,000	Maryland State Health & Higher Educational Facilities#	0.11%	04/01/2035	1,000,000
1,300,000	Maryland State Health & Higher Educational Facilities#	0.10%	04/01/2035	1,300,000
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,082
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	479,790
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,364,472
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,647,555
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,432,773
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	4,967,720
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,504,471
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,065,310
2,500,000	Maryland State Transportation Authority	5.00%	07/01/2023	2,830,825
850,000	Maryland State Transportation Authority	5.00%	07/01/2024	1,001,530
1,510,000	Maryland State Transportation Authority	5.00%	07/01/2025	1,842,729
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,629,887
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,830,158
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,836,525
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	1,011,883
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,152,260
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,106,800
1,005,000	Prince William County Virginia Industrial Development Authority	5.00%	01/01/2023	1,047,873
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,106,730
4,335,000	University System of Maryland	5.00%	04/01/2022	4,650,675
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,406,050
2,900,000	Washington Suburban Sanitary Commission#	0.12%	06/01/2023	2,900,000
2,700,000	Washington Suburban Sanitary Commission	4.00%	06/01/2032	3,342,573
				137,775,127
Total Municipal Bonds (Cost $165,395,789)				171,370,659

Shares
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
1,829,393	First American Government Obligations Fund - Class Z, 0.05%*			1,829,393
Total Short-Term Investments (Cost $1,829,393)				1,829,393
Total Investments - 99.2% (Cost $167,225,182)				173,200,052
Other Assets in Excess of Liabilities - 0.8%				1,459,723
NET ASSETS - 100.0%				$174,659,775

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.